UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                                                  Investment Company Act file number_811-01700

__Franklin Gold and Precious Metals Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

                                                                      Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: _1/31/14

Item 1.  Reports to Stockholders.

JANUARY 31, 2014

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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at franklintempleton.com/edelivery

SECTOR

FRANKLIN
GOLD AND PRECIOUS METALS FUND

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

	Contents
Shareholder Letter	1	Semiannual Report		Financial Statements	22
		Franklin Gold and Precious Metals Fund	4	Notes to Financial Statements	26
		Performance Summary	10	Shareholder Information	38
		Your Fund’s Expenses	13
		Financial Highlights and
		Statement of Investments	15

Semiannual Report

Franklin Gold and Precious Metals Fund

Your Fund’s Goals and Main Investments: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of gold and precious metals operation companies.

Performance data represent past
performance, which does not
guarantee future results.
Investment return and principal
value will fluctuate, and you may
have a gain or loss when you sell
your shares. Current performance
may differ from figures shown.
Please visit franklintempleton.com
or call (800) 342-5236 for most
recent month-end performance.

This semiannual report for Franklin Gold and Precious Metals Fund covers the period ended January 31, 2014.

Performance Overview

Franklin Gold and Precious Metals Fund – Class A had a -1.35% cumulative total return for the six months ended January 31, 2014. In comparison, the Standard & Poor’s 500 Index (S&P 500®), which is a broad measure of U.S. stock performance, returned +6.86%.1, 2 For the same period, the sector-specific FTSE Gold Mines Index, which comprises companies whose principal activity is gold mining, had a -7.62% total return.1, 3 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 10.

Economic and Market Overview

Solid U.S. economic growth underpinned by consumer and business spending, rising inventories and increasing exports characterized the six months under review. Low mortgage interest rates and improving consumer confidence aided the housing market recovery. Manufacturing expanded while the unemployment rate declined to 6.6% in January 2014 from 7.3% in July 2013.4 Inflation remained well below the Federal Reserve Board’s (Fed’s) 2.0% target. In October 2013, the federal government temporarily shut down after Congress failed to authorize routine federal funding amid a disagreement over a new health care law. However, Congress passed a $1.1 trillion spending bill toward the end of the review period to fund the government through September 2014. Encouraged by positive economic and employment reports, the Fed began reducing its monthly bond purchases by $10 billion in January 2014, although it maintained its commitment to keeping interest rates low.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

4 | Semiannual Report

Outside the U.S., the U.K. showed strong growth, and economic activity in Japan and the eurozone continued to show signs of improvement. Growth in the U.K. was driven by easier credit conditions and stronger consumer confidence. In Japan, improving business sentiment, personal consumption and higher exports resulting from a weaker yen supported the economy, and the unemployment rate reached its lowest level in six years. The Bank of Japan announced it would provide additional monetary stimulus if required. Although technically out of recession, the eurozone experienced weak employment trends, deflationary risks and political turmoil in some of the peripheral countries. However, German Chancellor Angela Merkel’s reelection and the European Central Bank’s rate cut to a record low helped partly restore investor confidence in the region.

Growth in many emerging market economies moderated based on lower domestic demand, falling exports and weakening commodity prices. However, select emerging market economies such as those of China, Malaysia, South Korea, Poland and Hungary improved in 2013’s second half. Monetary policies tightened in several emerging market countries, including Brazil, India, Turkey and South Africa, as their central banks raised interest rates to curb inflation and support their currencies.

Stocks in the eurozone led developed markets, which advanced for most of the period before a sharp decline in January 2014 stemming from concerns of a slowdown in China, mixed corporate earnings and continuing reduction of the Fed’s asset purchase program. Political turmoil in certain emerging markets and tight credit conditions in China further weighed on emerging market equities, resulting in relatively flat performance for the period. An emerging market sell-off led to several currencies’ depreciation against the U.S. dollar, especially in January 2014. Gold prices declined for the period despite a January rally when some investors sought to limit exposure to slipping global equities.

Precious Metals Sector Overview

Prices for all four major precious metals — gold, silver, platinum and palladium — fell during the six-month period under pressure from a stronger U.S. dollar and weakening investment demand, led by a 6.1% decline in gold’s spot price.5 Spot silver prices began the period at $20 and rose in late August to a period high of $24 as good news regarding China’s and Europe’s economic performance quickly boosted expectations of demand for silver.5 Nonetheless, silver declined 3.3% for the period as accelerating growth in key economies, central bank stimulus measures and a return by many investors to mainstream equity investments weighed on prices for both metals.5

Geographic Breakdown
Based on Total Net Assets as of 1/31/14

Semiannual Report | 5

Precious Metals Prices (7/31/13–1/31/14)*

Prices for platinum fell 4.3% and for palladium declined 3.4% during the period under review.5 These changes were fairly muted considering workers at the three largest platinum and palladium producers, all based in South Africa, went on strike in January over wage disputes. South Africa accounts for a majority of the world’s mine output, and the strike came amid an uptick in industrial demand that has drawn down existing stockpiles.

After reaching a three-year low in late December, gold prices rebounded somewhat in January despite a rallying U.S. dollar and the Fed’s resolve to diminish its accommodative monetary policy, decreasing the perceived threat of inflation. Instead, investors sought gold in January as a hedge against a spike in stock market volatility and as an alternative currency amid deepening concerns over the health of emerging markets and their currencies.

Investment Strategy

We believe that investing in securities of gold and precious metals operation companies offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are hard assets not tied to any particular country or financial system.

6 | Semiannual Report

Manager’s Discussion

Merger and acquisition activity continued, although at a slower pace given the uncertainty and capital constraints in the industry. B2Gold acquired Volta Resources (both owned in the Fund) giving B2Gold leverage to higher gold prices with the option to develop Volta’s large low-grade deposit in Burkina Faso. Fund holding Primero Mining announced plans to merge with Brigus Gold, bringing a second producing mine to Primero’s portfolio and expanding its growth options. Near period-end, Goldcorp announced a hostile bid for Osisko Mining, which is discussed in more detail later in the report.

During the period, some gold and precious metals companies were able to navigate through the challenging gold price environment. Key contributors to the Fund’s absolute performance included Osisko Mining, African Barrick Gold and Imperial Metals.

Osisko Mining shares surged in mid-January 2014 following the announcement of an unsolicited takeover bid from Goldcorp. The Osisko Board of Directors subsequently issued a statement recommending shareholders reject the offer, arguing that the meager takeover premium failed to fully appreciate the cash flow generation potential of Osisko’s Canadian Malartic mine. At period-end, Osisko shares continued to trade above the value implied by Goldcorp’s cash and stock offer.

African Barrick Gold is Tanzania’s largest gold producer and one of the five largest in Africa. Although the company reported a large net loss in 2013 owing to significant impairment charges, investors seemed more focused on the implementation of major cost-cutting measures under the guidance of a new chief executive officer, including reductions in international headcount and a shift to less labor-intensive mining methods, and the company’s share price nearly doubled during the period.

Imperial Metals is a diversified Canadian miner with operations focused in British Columbia. Its share price rose steadily during the period as the company reported strong year-over-year growth in third-quarter 2013 revenues and net income, attributable to increased sales volumes. In January 2014, management reported full-year 2013 copper and gold production was close to their targets and silver production exceeded prior guidance. Most importantly, Imperial continued to make good progress with its development of its Red Chris deposit, which is a high-grade gold and copper mine scheduled to start up in the second half of 2014.

In contrast, key detractors from the Fund’s absolute performance included Newcrest Mining, Alamos Gold and Banro.

Portfolio Breakdown
Based on Total Net Assets as of 1/31/14

Semiannual Report | 7

Top 10 Holdings
1/31/14

Company	% of Total
Sector/Industry, Country	Net Assets
Goldcorp Inc.	5.6%
Long Life Gold Mines, Canada
B2Gold Corp.	5.2%
Long Life Gold Mines, Canada
AngloGold Ashanti Ltd., ADR	5.1%
Long Life Gold Mines, South Africa
Platinum Group Metals Ltd., ord. & 144A 5.0%
Platinum & Palladium, Canada
Randgold Resources Ltd., ADR	4.7%
Long Life Gold Mines, U.K.
Barrick Gold Corp.	4.3%
Long Life Gold Mines, Canada
Newcrest Mining Ltd.	4.2%
Long Life Gold Mines, Australia
Nevsun Resources Ltd., 144A	4.1%
Gold & Diversified Resources, Canada
Eldorado Gold Corp.	3.9%
Long Life Gold Mines, Canada
Impala Platinum Holdings Ltd.,
ord. & ADR	3.4%
Platinum & Palladium, South Africa

In August 2013, independent credit rating agency Standard & Poor’s downgraded Newcrest Mining’s debt after Australia’s largest gold miner reported a record net loss for the 2013 fiscal year. The company reported stronger-than-expected production and cost reduction numbers for the quarter ended December 2013, but investors remained unconvinced. Although they rebounded somewhat in January 2014, Newcrest shares ended the period with a substantial loss in value.

Despite reporting fourth-quarter and full-year 2013 production and cost figures that met targets, Alamos Gold shares tumbled 17% in a single day in January after the company issued lower production and higher cost guidance for 2014. Management attributed the decrease in planned production to lower budgeted grades at its Escondida Deep and San Carlos mining areas and the increase in costs to a transition to underground mining, a higher waste-to-ore ratio and a shift to contractor mining following the introduction of a new mining tax system in Mexico.

Banro has four gold properties located in the Democratic Republic of the Congo. In December 2013, the company’s second open pit project, Namoya, began gold production with the pouring of the first 320 ounces, and management expected commercial production to be achieved before the end of 2014’s second quarter. In January 2014, Banro reported fourth-quarter 2013 production at its Twangiza mine that was higher than in the third quarter. Nonetheless, shares remained under pressure amid concern about the company’s cash position and ended the period with a significant loss in value.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2014, the U.S. dollar rose in value relative to some currencies. As a result, the Fund’s currency exposure weighed on performance given the portfolio’s investment predominantly in securities with non-U.S. currency exposure.

8 | Semiannual Report

Thank you for your continued participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

Stephen M. Land, CFA Portfolio Manager

Franklin Gold and Precious Metals Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2014, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

1. Source: © 2014 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. S&P 500 Index: Copyright © 2014, S&P Dow Jones Indices LLC. All rights reserved. Reproduction of S&P U.S. Index data in any form is prohibited except with the prior written permission of S&P. S&P does not guarantee the accuracy, adequacy, completeness or availability of any information and is not responsible for any errors or omissions, regardless of the cause or for the results obtained from the use of such information. S&P DISCLAIMS ANY AND ALL EXPRESS OR IMPLIED WARRANTIES, INCLUDING, BUT NOT LIMITED TO, ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE. In no event shall S&P be liable for any direct, indirect, special or consequential damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with subscriber’s or others’ use of S&P U.S. Index data.

3. FTSE® is a trademark of London Stock Exchange Limited and The Financial Times Limited and is used by FTSE International Limited under license.

4. Source: Bureau of Labor Statistics.

5. Source: Bloomberg LP.

Semiannual Report | 9

Performance Summary as of 1/31/14

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price Information
Class A (Symbol: FKRCX)		Change	1/31/14	7/31/13
Net Asset Value (NAV)	-$	0.24	$17.48	$17.72
Class C (Symbol: FRGOX)		Change	1/31/14	7/31/13
Net Asset Value (NAV)	-$	0.29	$16.41	$16.70
Class R6 (Symbol: n/a)		Change	1/31/14	7/31/13
Net Asset Value (NAV)	-$	0.17	$18.45	$18.62
Advisor Class (Symbol: FGADX)		Change	1/31/14	7/31/13
Net Asset Value (NAV)	-$	0.23	$18.36	$18.59

10 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

Class A	6-Month		1-Year	5-Year		10-Year
Cumulative Total Return[2]	-1.35%		-39.89%	-6.30%	+	55.23%
Average Annual Total Return[3]	-7.02%		-43.34%	-2.45%	+	3.88%
Value of $10,000 Investment[4]	$9,298		$5,666	$8,832		$14,630
Avg. Ann. Total Return (12/31/13)[5]			-51.01%	-4.51%	+	1.89%
Total Annual Operating Expenses[6]		1.01%
Class C	6-Month		1-Year	5-Year		10-Year
Cumulative Total Return[2]	-1.74%		-40.33%	-9.70%	+	44.13%
Average Annual Total Return[3]	-2.72%		-40.93%	-2.02%	+	3.72%
Value of $10,000 Investment[4]	$9,728		$5,907	$9,030		$14,413
Avg. Ann. Total Return (12/31/13)[5]			-48.93%	-4.10%	+	1.74%
Total Annual Operating Expenses[6]		1.76%
Class R6	6-Month					Inception (5/1/13)
Cumulative Total Return[2]	-0.91%					-13.02%
Aggregate Total Return[7]	-0.91%					-13.02%
Value of $10,000 Investment[4]	$9,909					$8,698
Aggregate Total Return (12/31/13)5, 7						-20.61%
Total Annual Operating Expenses[6]		0.53%
Advisor Class	6-Month		1-Year	5-Year		10-Year
Cumulative Total Return[2]	-1.24%		-39.74%	-5.13%	+	59.06%
Average Annual Total Return[3]	-1.24%		-39.74%	-1.05%	+	4.75%
Value of $10,000 Investment[4]	$9,876		$6,026	$9,487		$15,906
Avg. Ann. Total Return (12/31/13)[5]			-47.89%	-3.13%	+	2.75%
Total Annual Operating Expenses[6]		0.76%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Semiannual Report | 11

Performance Summary (continued)

All investments involve risks, including possible loss of principal. Investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. Also, the Fund concentrates in the precious metals sector, which involves fluctuations in the prices of gold and other precious metals and increased susceptibility to adverse economic and regulatory developments affecting the sector. In addition, the Fund is subject to the risks of currency fluctuation and political uncertainty associated with foreign investing. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. The Fund may also invest in smaller companies, which can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Class R6:	Shares are available to certain eligible investors as described in the prospectus.
Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Aggregate total return represents the change in value of an investment for the periods indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

12 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 13

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

	Beginning Account	Ending Account	Expenses Paid During
Class A	Value 8/1/13	Value 1/31/14	Period* 8/1/13–1/31/14
Actual	$1,000	$986.50	$5.76
Hypothetical (5% return before expenses)	$1,000	$1,019.41	$5.85
Class C
Actual	$1,000	$982.60	$9.49
Hypothetical (5% return before expenses)	$1,000	$1,015.63	$9.65
Class R6
Actual	$1,000	$990.90	$2.86
Hypothetical (5% return before expenses)	$1,000	$1,022.33	$2.91
Advisor Class
Actual	$1,000	$987.60	$4.51
Hypothetical (5% return before expenses)	$1,000	$1,020.67	$4.58

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.15%; C: 1.90%; R6: 0.57%; and Advisor: 0.90%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

14 | Semiannual Report

Franklin Gold and Precious Metals Fund

Financial Highlights

	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class A	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout
the period)
Net asset value, beginning of period	$17.72	$28.58	$46.61	$43.51	$33.56	$35.01
Income from investment operations[a]:
Net investment income (loss)[b]	(0.05)	0.03	(0.01)	(0.17)	(0.21)	0.07
Net realized and unrealized gains
(losses)	(0.19)	(10.51)	(15.86)	11.20	12.96	(1.40)
Total from investment operations	(0.24)	(10.48)	(15.87)	11.03	12.75	(1.33)
Less distributions from:
Net investment income	—	(0.04)	(0.86)	(4.57)	(2.22)	—
Net realized gains	—	(0.34)	(1.30)	(3.36)	(0.58)	(0.12)
Total distributions	—	(0.38)	(2.16)	(7.93)	(2.80)	(0.12)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$17.48	$17.72	$28.58	$46.61	$43.51	$33.56

Total return[e]	(1.35)%	(37.24)%	(35.48)%	24.47%	38.02%	(3.48)%

Ratios to average net assets[f]
Expenses	1.15%	1.01%[g]	0.96%	0.91%	0.95%[g]	1.01%[g]
Net investment income (loss)	(0.53)%	0.10%	(0.01)%	(0.36)%	(0.52)%	0.24%

Supplemental data
Net assets, end of period (000’s)	$664,352	$682,385	$1,574,870	$2,546,553	$2,011,603	$1,297,172
Portfolio turnover rate	9.30%	7.36%	8.34%	8.06%	17.63%	17.17%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Gold and Precious Metals Fund

Financial Highlights (continued)

	Six Months Ended
	January 31, 2014			Year Ended July 31,
Class C	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.70	$27.16	$44.38	$41.77	$32.36	$34.03
Income from investment operations[a]:
Net investment income (loss)[b]	(0.11)	(0.17)	(0.28)	(0.51)	(0.49)	(0.13)
Net realized and unrealized gains (losses)	(0.18)	(9.91)	(15.11)	10.75	12.47	(1.42)
Total from investment operations	(0.29)	(10.08)	(15.39)	10.24	11.98	(1.55)
Less distributions from:
Net investment income	—	(0.04)	(0.53)	(4.27)	(1.99)	—
Net realized gains	—	(0.34)	(1.30)	(3.36)	(0.58)	(0.12)
Total distributions	—	(0.38)	(1.83)	(7.63)	(2.57)	(0.12)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$16.41	$16.70	$27.16	$44.38	$41.77	$32.36

Total return[e]	(1.74)%	(37.71)%	(35.96)%	23.55%	37.01%	(4.23)%

Ratios to average net assets[f]
Expenses	1.90%	1.76%[g]	1.71%	1.66%	1.70%[g]	1.76%[g]
Net investment income (loss)	(1.28)%	(0.65)%	(0.76)%	(1.11)%	(1.27)%	(0.51)%

Supplemental data
Net assets, end of period (000’s)	$159,589	$172,234	$341,071	$621,202	$475,627	$312,002
Portfolio turnover rate	9.30%	7.36%	8.34%	8.06%	17.63%	17.17%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

16 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

Financial Highlights (continued)

	Six Months Ended	Period Ended
	January 31, 2014	July 31,
Class R6	(unaudited)	2013 [a]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.62	$21.20
Income from investment operations[b]:
Net investment income[c]	—[d]	0.01
Net realized and unrealized gains (losses)	(0.17)	(2.59)
Total from investment operations	(0.17)	(2.58)
Net asset value, end of period	$18.45	$18.62

Total return[e]	(0.91)%	(12.17)%

Ratios to average net assets[f]
Expenses	0.57%	0.53%[g]
Net investment income	0.05%	0.58%

Supplemental data
Net assets, end of period (000’s)	$5	$4
Portfolio turnover rate	9.30%	7.36%

aFor the period May 1, 2013 (commencement of operations) to July 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Gold and Precious Metals Fund

Financial Highlights (continued)

	Six Months Ended
	January 31, 2014			Year Ended July 31,
Advisor Class	(unaudited)	2013	2012	2011	2010	2009
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$18.59	$29.89	$48.65	$45.13	$34.71	$36.11
Income from investment operations[a]:
Net investment income (loss)[b]	(0.03)	0.10	0.12	(0.09)	(0.12)	0.11
Net realized and unrealized gains (losses)	(0.20)	(11.02)	(16.60)	11.64	13.42	(1.39)
Total from investment operations	(0.23)	(10.92)	(16.48)	11.55	13.30	(1.28)
Less distributions from:
Net investment income	—	(0.04)	(0.98)	(4.67)	(2.30)	—
Net realized gains	—	(0.34)	(1.30)	(3.36)	(0.58)	(0.12)
Total distributions	—	(0.38)	(2.28)	(8.03)	(2.88)	(0.12)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$18.36	$18.59	$29.89	$48.65	$45.13	$34.71

Total return[e]	(1.24)%	(37.07)%	(35.32)%	24.78%	38.36%	(3.26)%

Ratios to average net assets[f]
Expenses	0.90%	0.76%[g]	0.71%	0.66%	0.70%[g]	0.76%[g]
Net investment income (loss)	(0.28)%	0.35%	0.24%	(0.11)%	(0.27)%	0.49%

Supplemental data
Net assets, end of period (000’s)	$132,240	$143,843	$317,488	$582,994	$269,979	$147,197
Portfolio turnover rate	9.30%	7.36%	8.34%	8.06%	17.63%	17.17%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective September 1, 2008, the redemption fee was eliminated.
dAmount rounds to less than $0.01 per share.
eTotal return is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.
gBenefit of expense reduction rounds to less than 0.01%.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

Statement of Investments, January 31, 2014 (unaudited)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 97.4%
Gold & Diversified Resources 6.8%
[a,b]Nevsun Resources Ltd., 144A	Canada	10,653,600	$39,138,798
PanAust Ltd.	Australia	5,320,000	7,610,926
[c]Sandfire Resources NL	Australia	2,347,870	11,935,985
[c]Turquoise Hill Resources Ltd.	Canada	1,600,000	5,616,000
			64,301,709
Gold Exploration & Development 15.5%
[c]Belo Sun Mining Corp.	Canada	6,000,000	2,128,806
[a,c]Belo Sun Mining Corp., 144A	Canada	3,800,000	1,348,244
[b,c]Chalice Gold Mines Ltd.	Australia	31,072,008	3,670,381
[c]Chaparral Gold Corp.	Canada	700,000	251,505
[c,d]Colossus Minerals Inc., wts., 8/13/15	Canada	2,000,000	—
[c]Continental Gold Ltd.	Canada	1,775,000	5,564,313
[a,c]Gran Colombia Gold Corp., wts., 144A, 8/24/15	Canada	157,040	4,937
[c,e]Great Basin Gold Ltd., 144A	South Africa	13,185,700	18,460
[c,e]Great Basin Gold Ltd., wts., 144A, 3/30/14	South Africa	6,592,850	—
[b,c]Guyana Goldfields Inc.	Canada	5,077,600	11,037,269
[a,b,c]Guyana Goldfields Inc., 144A	Canada	6,070,000	13,194,467
[c]Imperial Metals Corp.	Canada	1,615,000	24,399,802
[a,b,c]INV Metals Inc., 144A	Canada	37,650,000	1,014,551
[c]Ivanhoe Mines Ltd.	Canada	700,000	1,018,593
[a,c]Ivanhoe Mines Ltd., 144A	Canada	2,585,000	3,761,520
[b,c]Kula Gold Ltd.	Australia	11,101,016	864,492
[b,c]Lion One Metals Ltd.	Canada	1,000,000	260,487
[a,b,c]Lion One Metals Ltd., 144A	Canada	2,935,000	764,529
[c]Lydian International Ltd.	Canada	1,975,000	1,809,485
[a,c]Lydian International Ltd., 144A	Canada	4,250,000	3,893,829
[c]Midas Gold Corp.	Canada	299,600	258,346
[a,c]Midas Gold Corp., 144A	Canada	2,330,000	2,009,162
[c]Midway Gold Corp.	Canada	5,756,700	5,986,968
[c]Nautilus Minerals Inc.	Canada	3,711,450	800,097
[a,c]Nautilus Minerals Inc., 144A	Canada	11,228,698	2,420,630
[c]Pretium Resources Inc.	Canada	2,509,200	14,695,036
[b,c]Red 5 Ltd.	Australia	91,361,661	7,194,731
[b,c]Romarco Minerals Inc.	Canada	24,018,400	11,434,252
[a,b,c]Romarco Minerals Inc., 144A	Canada	12,717,600	6,054,368
[b,c,e]Romarco Minerals Inc., 144A	Canada	5,800,000	2,686,609
[b,c]RTG Mining Inc.	Australia	4,791,186	365,805
[a,b,c]RTG Mining Inc., 144A	Australia	23,977,900	1,830,703
[c]St. Augustine Gold and Copper Ltd.	Canada	7,636,836	1,183,288
[a,c]St. Augustine Gold and Copper Ltd., 144A	Canada	16,383,333	2,538,512
[a,c]Torex Gold Resources Inc., 144A	Canada	13,500,000	13,945,028
			148,409,205
Long Life Gold Mines 51.7%
African Barrick Gold Ltd.	United Kingdom	5,957,307	21,536,594
Agnico Eagle Mines Ltd.	Canada	85,000	2,641,800
Alamos Gold Inc.	Canada	1,271,900	11,675,935
[a]Alamos Gold Inc., 144A	Canada	375,000	3,442,468
AngloGold Ashanti Ltd., ADR	South Africa	3,329,023	48,736,897

		Semiannual Report | 19

Franklin Gold and Precious Metals Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Long Life Gold Mines (continued)
[c]B2Gold Corp.	Canada	20,985,194	$49,574,293
[b,c]Banro Corp. (CAD Traded)	Canada	10,307,000	5,091,934
[b,c]Banro Corp. (USD Traded)	Canada	3,000,000	1,515,300
[a,b,c]Banro Corp., 144A	Canada	7,210,000	3,561,933
Barrick Gold Corp.	Canada	2,156,283	41,573,136
[c]Beadell Resources Ltd.	Australia	17,378,639	11,024,574
[c]Centamin PLC (CAD Traded)	Egypt	10,500,000	7,450,822
[c]Centamin PLC (GBP Traded)	Egypt	3,994,532	2,905,902
[a,c]Centamin PLC, 144A	Egypt	23,945,200	16,991,564
Centerra Gold Inc.	Canada	3,654,000	14,145,998
[a]Centerra Gold Inc., 144A	Canada	2,893,400	11,201,432
[c]Detour Gold Corp.	Canada	1,691,300	10,877,309
Eldorado Gold Corp.	Canada	5,797,500	36,869,038
[c]G-Resources Group Ltd.	Hong Kong	370,770,400	9,455,991
Gold Fields Ltd.	South Africa	427,411	1,509,573
Goldcorp Inc.	Canada	2,158,845	53,733,652
Kinross Gold Corp.	Canada	515,194	2,364,719
Newcrest Mining Ltd.	Australia	4,788,461	40,432,569
Newmont Mining Corp.	United States	80,614	1,741,262
[a,c]Osisko Mining Corp., 144A	Canada	4,924,300	29,546,685
Randgold Resources Ltd., ADR	United Kingdom	647,023	44,579,885
SEMAFO Inc.	Canada	1,810,000	5,836,612
[c]Teranga Gold Corp.	Canada	4,000,000	3,341,417
[c]Teranga Gold Corp., CDI	Canada	1,538,759	1,218,505
			494,577,799
Medium Life Gold Mines 6.7%
Alacer Gold Corp.	Canada	2,279,700	4,812,086
[a]Alacer Gold Corp., 144A	Canada	1,500,000	3,166,263
AuRico Gold Inc.	Canada	819,500	3,761,470
[c]China Gold International Resources Corp. Ltd.	Canada	326,100	976,586
[a,c]China Gold International Resources Corp. Ltd., 144A	Canada	598,100	1,708,397
Evolution Mining Ltd.	Australia	3,200,000	1,792,000
IAMGOLD Corp. (CAD Traded)	Canada	412,000	1,513,590
IAMGOLD Corp. (USD Traded)	Canada	195,000	711,750
[c]New Gold Inc.	Canada	1,330,000	7,633,791
[c]Primero Mining Corp.	Canada	925,000	5,201,204
[a,c]Primero Mining Corp., 144A	Canada	2,600,000	14,619,599
[a,c]Primero Mining Corp., wts., 144A, 7/20/15	Canada	1,040,000	812,719
[c]Silver Lake Resources Ltd.	Australia	9,119,300	4,867,427
[b,c]St. Barbara Ltd.	Australia	29,088,151	8,017,422
[a]Yamana Gold Inc., 144A	Canada	500,000	4,684,272
			64,278,576
Platinum & Palladium 11.7%
[c]Anglo American Platinum Ltd.	South Africa	364,656	14,526,848
[b,c]Eastern Platinum Ltd.	Canada	67,983,024	5,495,798
[a,b,c]Eastern Platinum Ltd., 144A	Canada	7,430,600	600,695
Impala Platinum Holdings Ltd.	South Africa	1,585,000	16,464,717
Impala Platinum Holdings Ltd., ADR	South Africa	1,506,100	15,693,562

20 | Semiannual Report

Franklin Gold and Precious Metals Fund

Statement of Investments, January 31, 2014 (unaudited) (continued)

	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests (continued)
Platinum & Palladium (continued)
[c]North American Palladium Ltd.	Canada	3,950,000	$1,659,000
[c]Northam Platinum Ltd.	South Africa	1,209,019	4,531,237
[b,c]Platinum Group Metals Ltd.	Canada	30,221,620	35,561,235
[a,b,c]Platinum Group Metals Ltd., 144A	Canada	10,776,000	12,679,925
[c]Royal Bafokeng Platinum Ltd.	South Africa	850,000	4,780,437
			111,993,454
Silver Mines 5.0%
Fresnillo PLC	United Kingdom	1,195,000	15,132,177
Hochschild Mining PLC	United Kingdom	2,486,197	6,238,254
[c]MAG Silver Corp.	Canada	975,000	5,990,299
[a,c]MAG Silver Corp., 144A	Canada	240,000	1,474,535
[a,c]Tahoe Resources Inc., 144A	Canada	1,079,000	19,170,592
			48,005,857
Total Common Stocks and Other Equity Interests
(Cost $1,134,396,838)			931,566,600

Short Term Investments (Cost $25,652,462) 2.7%
Money Market Funds 2.7%
[c,f]Institutional Fiduciary Trust Money Market Portfolio	United States	25,652,462	25,652,462
Total Investments (Cost $1,160,049,300) 100.1%			957,219,062
Other Assets, less Liabilities (0.1)%			(1,033,003)
Net Assets 100.0%			$956,186,059

See Abbreviations on page 37.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At January 31,
2014, the aggregate value of these securities was $215,580,357, representing 22.55% of net assets.
bSee Note 10 regarding holdings of 5% voting securities.
cNon-income producing.
dSecurity has been deemed illiquid because it may not be able to be sold within seven days.
eSee Note 9 regarding restricted securities.
fSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Gold and Precious Metals Fund

Financial Statements

Statement of Assets and Liabilities
January 31, 2014 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$832,446,863
Cost - Non-controlled affiliated issuers (Note 10)	301,949,975
Cost - Sweep Money Fund (Note 7)	25,652,462
Total cost of investments	$1,160,049,300
Value - Unaffiliated issuers	$759,530,916
Value - Non-controlled affiliated issuers (Note 10)	172,035,684
Value - Sweep Money Fund (Note 7)	25,652,462
Total value of investments	957,219,062
Cash	101
Receivables:
Capital shares sold	2,755,930
Dividends	44,263
Total assets	960,019,356
Liabilities:
Payables:
Capital shares redeemed	2,162,843
Management fees	419,279
Distribution fees	270,000
Transfer agent fees	608,741
Trustees’ fees and expenses	11,983
Reports to shareholders	222,899
Accrued expenses and other liabilities	137,552
Total liabilities	3,833,297
Net assets, at value	$956,186,059
Net assets consist of:
Paid-in capital	$1,669,873,375
Accumulated net investment loss	(311,058,717)
Net unrealized appreciation (depreciation)	(202,830,165)
Accumulated net realized gain (loss)	(199,798,434)
Net assets, at value	$956,186,059

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
January 31, 2014 (unaudited)

Class A:
Net assets, at value	$664,351,504
Shares outstanding	38,013,952
Net asset value per share[a]	$17.48
Maximum offering price per share (net asset value per share ÷ 94.25%)	$18.55
Class C:
Net assets, at value	$159,589,466
Shares outstanding	9,722,377
Net asset value and maximum offering price per share[a]	$16.41
Class R6:
Net assets, at value	$4,890
Shares outstanding	265
Net asset value and maximum offering price per share	$18.45
Advisor Class:
Net assets, at value	$132,240,199
Shares outstanding	7,201,884
Net asset value and maximum offering price per share	$18.36

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Gold and Precious Metals Fund

Financial Statements (continued)

Statement of Operations
for the six months ended January 31, 2014 (unaudited)

Investment income:
Dividends: (net of foreign taxes $475,029)
Unaffiliated issuers	$2,472,616
Non-controlled affiliated issuers (Note 10)	663,173
Interest	116
Total investment income	3,135,905
Expenses:
Management fees (Note 3a)	2,414,693
Distribution fees: (Note 3c)
Class A	873,888
Class C	842,450
Transfer agent fees: (Note 3e)
Class A	1,135,181
Class C	273,873
Advisor Class	229,603
Custodian fees (Note 4)	56,911
Reports to shareholders	226,814
Registration and filing fees	97,349
Professional fees	40,923
Trustees’ fees and expenses	44,883
Other	16,288
Total expenses	6,252,856
Net investment income (loss)	(3,116,951)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(132,859,520)
Non-controlled affiliated issuers (Note 10)	(7,640,025)
Foreign currency transactions	(274,669)
Net realized gain (loss)	(140,774,214)
Net change in unrealized appreciation (depreciation) on:
Investments	118,904,234
Translation of other assets and liabilities denominated in foreign currencies	(17,678)
Net change in unrealized appreciation (depreciation)	118,886,556
Net realized and unrealized gain (loss)	(21,887,658)
Net increase (decrease) in net assets resulting from operations	$(25,004,609)

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Gold and Precious Metals Fund

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2014	Year Ended
	(unaudited)	July 31, 2013
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(3,116,951)	$386,063
Net realized gain (loss) from investments and foreign currency transactions	(140,774,214)	70,428,141
Net change in unrealized appreciation (depreciation) on investments and translation of
other assets and liabilities denominated in foreign currencies	118,886,556	(765,132,595)
Net increase (decrease) in net assets resulting from operations	(25,004,609)	(694,318,391)
Distributions to shareholders from:
Net investment income:
Class A	—	(2,177,437)
Class B	—	(2,325)
Class C	—	(494,766)
Advisor Class	—	(418,042)
Net realized gains:
Class A	—	(18,109,889)
Class B	—	(19,356)
Class C	—	(4,115,179)
Advisor Class	—	(3,476,011)
Total distributions to shareholders	—	(28,813,005)
Capital share transactions: (Note 2)
Class A	(165,028)	(383,328,968)
Class B	—	(4,129,430)
Class C	(9,007,926)	(51,180,153)
Class R6	543	24,075
Advisor Class	(8,104,265)	(77,008,034)
Total capital share transactions	(17,276,676)	(515,622,510)
Net increase (decrease) in net assets	(42,281,285)	(1,238,753,906)
Net assets:
Beginning of period	998,467,344	2,237,221,250
End of period	$956,186,059	$998,467,344
Distributions in excess of net investment income included in net assets, end of period	$—	$(307,941,766)
Accumulated net investment loss included in net assets, end of period	$(311,058,717)	$—

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to

26 | Semiannual Report

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

Semiannual Report | 27

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2014, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United

28 | Semiannual Report

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2014, there were an unlimited number of shares authorized (without par value).

Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	January 31, 2014		July 31, 2013
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	10,706,965	$196,414,814	17,018,622	$457,921,304
Shares issued in reinvestment of
distributions	—	—	619,654	18,943,206
Shares redeemed	(11,209,935)	(196,579,842)	(34,226,987)	(860,193,478)
Net increase (decrease)	(502,970)	$(165,028)	(16,588,711)	$(383,328,968)

Semiannual Report | 29

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (continued)

	Six Months Ended		Year Ended
	January 31, 2014		July 31, 2013
	Shares	Amount	Shares	Amount
Class B Shares[a]:
Shares sold			2,301	$72,289
Shares issued in reinvestment of
distributions			683	19,735
Shares redeemed			(142,928)	(4,221,454)
Net increase (decrease)			(139,944)	$(4,129,430)
Class C Shares:
Shares sold	1,235,514	$20,638,363	2,348,316	$57,813,363
Shares issued in reinvestment of
distributions	—	—	139,881	4,050,964
Shares redeemed	(1,824,397)	(29,646,289)	(4,736,531)	(113,044,480)
Net increase (decrease)	(588,883)	$(9,007,926)	(2,248,334)	$(51,180,153)

Class R6 Shares[b]:
Shares sold[c]	29	$543	3,774	$79,998
Shares redeemed	—	—	(3,538)	(55,923)
Net increase (decrease)	29	$543	236	$24,075

Advisor Class Shares:
Shares sold	2,606,184	$47,863,289	5,094,465	$132,510,815
Shares issued in reinvestment of
distributions	—	—	107,769	3,450,748
Shares redeemed[c]	(3,141,762)	(55,967,554)	(8,087,605)	(212,969,597)
Net increase (decrease)	(535,578)	$(8,104,265)	(2,885,371)	$(77,008,034)

aEffective March 21, 2013, all Class B shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to July 31, 2013.
cEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

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Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to Advisers based on the average daily month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

Semiannual Report | 31

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated
broker/dealers	$119,171
CDSC retained	$14,237

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended January 31, 2014, the Fund paid transfer agent fees of $1,638,657, of which $776,464 was retained by Investor Services.

f. Waiver and Expense Reimbursements

Investor Services has contractually agreed to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.01% through November 30, 2014. There were no expenses waived during the period ended January 31, 2014.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended January 31, 2014, there were no credits earned.

5. INCOME TAXES

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2013, the Fund deferred post-October capital losses and late-year ordinary losses of $51,678,691 and $30,209,208, respectively.

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Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (continued)

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,446,750,243

Unrealized appreciation	$230,347,494
Unrealized depreciation	(719,878,675)
Net unrealized appreciation (depreciation)	$(489,531,181)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of passive foreign investment company shares and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2014, aggregated $91,251,021 and $111,866,062, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

Semiannual Report | 33

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

9. RESTRICTED SECURITIES (continued)

At January 31, 2014, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

Shares/
Warrants	Issuer	Acquisition Dates	Cost	Value
13,185,700	Great Basin Gold Ltd., 144A	3/26/12	$9,977,073	$18,460
6,592,850	Great Basin Gold Ltd., wts., 144A, 3/30/14	3/26/12	—	—
5,800,00	[a]Romarco Minerals Inc., 144A	11/05/13	1,941,376	2,686,609
	Total Restricted Securities (Value is 0.28% of Net Assets)		$11,918,449	$2,705,069
[a]The Fund also invests in unrestricted securities of the issuer, valued at $17,488,620 as of January 31, 2014.

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund for the period ended January 31, 2014, were as shown below.

	Number of
	Shares/			Number of
	Warrants			Shares/
	Held at			Warrants	Value		Realized
	Beginning	Gross	Gross	Held at End	at End	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)
Non-Controlled Affiliates
Banro Corp. (CAD Traded)	7,007,000	3,300,000	—	10,307,000	$5,091,934	$ —	$ —
Banro Corp. (USD Traded)	3,000,000	—	—	3,000,000	1,515,300	—	—
Banro Corp., 144A	7,210,000	—	—	7,210,000	3,561,933	—	—
Chalice Gold Mines Ltd.	31,072,008	—	—	31,072,008	3,670,381	—	—
Eastern Platinum Ltd.	55,983,024	12,000,000	—	67,983,024	5,495,798	—	—
Eastern Platinum Ltd., 144A	7,430,600	—	—	7,430,600	600,695	—	—
Guyana Goldfields Inc.	5,077,600	—	—	5,077,600	11,037,269	—	—
Guyana Goldfields Inc., 144A	6,070,000	—	—	6,070,000	13,194,467	—	—
INV Metals Inc., 144A	37,650,000	—	—	37,650,000	1,014,551	—	—
Kula Gold Ltd.	11,101,016	—	—	11,101,016	864,492	—	—
Lion One Metals Ltd.	1,000,000	—	—	1,000,000	260,487	—	—
Lion One Metals Ltd., 144A	2,935,000	—	—	2,935,000	764,529	—	—
Nevsun Resources Ltd.	1,000,000	—	1,000,000	—	—	17,833	1,732,350
Nevsun Resources Ltd., 144A	13,453,700	19,900	2,820,000	10,653,600	39,138,798	645,340	3,240,616
Platinum Group Metals Ltd.	25,214,320	5,007,300	—	30,221,620	35,561,235	—	—
Platinum Group Metals Ltd., 144A	10,776,000	—	—	10,776,000	12,679,925	—	—

34 | Semiannual Report

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (continued)

	Number of
	Shares/			Number of
	Warrants			Shares/
	Held at			Warrants	Value		Realized
	Beginning	Gross	Gross	Held at End	at End	Investment	Capital
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)
Non-Controlled Affiliates (continued)
Red 5 Ltd.	8,361,661	83,000,000	—	91,361,661	$7,194,731	$—	$—
Romarco Minerals Inc.	24,018,400	—	—	24,018,400	11,434,252	—	—
Romarco Minerals Inc., 144A	12,717,600	5,800,000	—	18,517,600	8,740,977	—	—
RTG Mining Inc.	4,791,186	—	—	4,791,186	365,805	—	—
RTG Mining Inc., 144A	23,977,900	—	—	23,977,900	1,830,703	—	—
St. Augustine Gold and Copper Ltd.	7,636,836	—	—	7,636,836	—[a]	—	—
St. Augustine Gold and Copper Ltd.,
144A	16,383,333	—	—	16,383,333	—[a]	—	—
St. Barbara Ltd.	29,088,151	—	—	29,088,151	8,017,422	—	—
Volta Resources Inc.	5,339,200	—	5,339,200	—	—	—	(4,311,321)
Volta Resources Inc., 144A	4,887,000	—	4,887,000	—	—	—	(8,301,670)
Total Affiliated Securities (Value is 17.99% of Net Assets)					$172,035,684	$663,173	$(7,640,025)

[a]As of January 31, 2014, no longer an affiliate.

11. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which, after an extension of the original terms, matured on February 14, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective February 14, 2014, the Borrowers renewed the Global Credit Facility which matures on February 13, 2015.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended January 31, 2014, the Fund did not use the Global Credit Facility.

Semiannual Report | 35

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in deter- mining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Gold Exploration & Development	$145,704,136	$—	$2,705,069	[b]	$148,409,205
All Other Equity Investments[c]	783,157,395	—	—		783,157,395
Short Term Investments	25,652,462	—	—		25,652,462
Total Investments in Securities	$954,513,993	$—	$2,705,069		$957,219,062

aIncludes common stocks as well as other equity investments.
bIncludes securities determined to have no value at January 31, 2014.
cFor detailed categories, see the accompanying Statement of Investments.

36 | Semiannual Report

Franklin Gold and Precious Metals Fund

Notes to Financial Statements (unaudited) (continued)

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

14. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

ABBREVIATIONS

Currency	Selected Portfolio

CAD - Canadian Dollar	ADR	- American Depositary Receipt
GBP - British Pound	CDI	- Clearing House Electronic
USD - United States Dollar		Subregister System
Depositary Interest

Semiannual Report | 37

Franklin Gold and Precious Metals Fund

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

38 | Semiannual Report

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON
INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Gold and Precious Metals Fund

Investment Manager
Franklin Advisers, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2014 Franklin Templeton Investments. All rights reserved.

132 S 03/14

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.  Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.              N/A

Item 5.  Audit Committee of Listed Registrants.             N/A

Item 6.  Schedule of Investments.                           N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                  N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.                                     N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.     N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)   Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  March 27, 2014

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  March 27, 2014